LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.96%
INVESTMENT COMPANY–96.96%
Global Multi-Asset Fund–96.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	48,778,796	$591,638,012
Total Affiliated Investment (Cost $486,387,096)		591,638,012

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.88%
INVESTMENT COMPANY–2.88%
Money Market Fund–2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	17,603,105	$17,603,105
Total Unaffiliated Investment (Cost $17,603,105)		17,603,105

TOTAL INVESTMENTS–99.84% (Cost $503,990,201)	609,241,117
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	964,488
NET ASSETS APPLICABLE TO 53,380,709 SHARES OUTSTANDING–100.00%	$610,205,605

✧✧Standard Class shares.

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
7	Australian Dollar	$437,745	$440,627	6/16/25	$—	$(2,882)
12	British Pound	968,325	970,660	6/16/25	—	(2,335)
18	Euro	2,443,950	2,470,852	6/16/25	—	(26,902)
15	Japanese Yen	1,259,813	1,280,356	6/16/25	—	(20,543)
1	Swedish Krona	200,100	199,701	6/16/25	399	—
					399	(52,662)
Equity Contracts:
44	E-mini S&P 500 Index	12,437,150	12,521,643	6/20/25	—	(84,493)
4	E-mini S&P MidCap 400 Index	1,175,440	1,180,038	6/20/25	—	(4,598)
45	Euro STOXX 50 Index	2,524,889	2,643,402	6/20/25	—	(118,513)
9	FTSE 100 Index	998,884	1,014,294	6/20/25	—	(15,410)
7	OMXS 30 Index	172,392	185,830	4/16/25	—	(13,438)
4	SPI 200 Index	492,194	496,695	6/19/25	—	(4,501)
7	TOPIX Index	1,242,349	1,251,363	6/12/25	—	(9,014)
					—	(249,967)
Total Futures Contracts					$399	$(302,629)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP BlackRock Global Allocation Managed Risk Fund–1

LVIP BlackRock Global Allocation Managed Risk Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.96%@
Global Multi-Asset Fund-96.96%@
✧✧LVIP BlackRock Global Allocation Fund	$623,002,877	$—	$31,681,376	$3,064,303	$(2,747,792)	$591,638,012	48,778,796	$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP BlackRock Global Allocation Managed Risk Fund–2